UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22432

Oxford Lane Capital Corp.

(Exact name of registrant as specified in charter)

8 Sound Shore Drive, Suite 255

Greenwich, CT 06830

(Address of principal executive offices)

Jonathan H. Cohen
Chief Executive Officer
Oxford Lane Capital Corp.
8 Sound Shore Drive, Suite 255
Greenwich, CT 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 983-5275

Date of fiscal year end: March 31

Date of reporting period: July 1, 2014 – June 30, 2015

Item 1. Proxy Voting Record.

Issuer Name: SHACKLETON II CLO, LTD.
Meeting Date: August 7, 2014 Meeting Type: Written Consent
Ticker: N/A CUSIP: 81881RAA2
Proposal No.	Proposal	Proposed By	Mgt Rec	Vote Cast	Sponsor
1	To Amend the Fee Sharing Letter as set forth in the Amended and Restated Fee Sharing Letter	Mgt	For	Consented	Mgt

Issuer Name: Neuberger Berman CLO XIII, Ltd
Meeting Date: August 25, 2014 Meeting Type: Written Consent
Ticker: N/A CUSIP: 64129DAB9
Proposal No.	Proposal	Proposed By	Mgt Rec	Vote Cast	Sponsor
1	To Amend the Indenture as set forth in the Supplemental Indenture	Mgt	For	Consented	Mgt

Issuer Name: Neuberger Berman CLO XIII, Ltd
Meeting Date: August 25, 2014 Meeting Type: Written Consent
Ticker: N/A CUSIP: 64129DAF0
Proposal No.	Proposal	Proposed By	Mgt Rec	Vote Cast	Sponsor
1	To Amend the Indenture as set forth in the Supplemental Indenture	Mgt	For	Consented	Mgt

Issuer Name: Carlyle Global Market Strategies CLO 2013-2, Ltd.
Meeting Date: October 31, 2014 Meeting Type: Written Consent
Ticker: N/A CUSIP: 14310EAC9
Proposal No.	Proposal	Proposed By	Mgt Rec	Vote Cast	Sponsor
1	To Amend the Indenture as set forth in the Supplemental Indenture	Mgt	For	Consented	Mgt

Issuer Name: Carlyle Global Market Strategies CLO 2013-2, Ltd.
Meeting Date: October 31, 2014 Meeting Type: Written Consent
Ticker: N/A CUSIP: 14310EAG0
Proposal No.	Proposal	Proposed By	Mgt Rec	Vote Cast	Sponsor
1	To Amend the Indenture as set forth in the Supplemental Indenture	Mgt	For	Consented	Mgt

Issuer Name: Ares XXV CLO LTD.
Meeting Date: April 16, 2015 Meeting Type: Written Consent
Ticker: N/A ISIN: USG3291KAB64
Proposal No.	Proposal	Proposed By	Mgt Rec	Vote Cast	Sponsor
1	To Amend the Indenture as set forth in the Supplemental Indenture	Mgt	For	Consented	Mgt

Issuer Name: Ares XXVI CLO LTD.
Meeting Date: May 20, 2015 Meeting Type: Written Consent
Ticker: N/A CUSIP: 04014MAC1
Proposal No.	Proposal	Proposed By	Mgt Rec	Vote Cast	Sponsor
1	To Amend the Indenture as set forth in the Supplemental Indenture	Mgt	For	Consented	Mgt

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OXFORD LANE CAPITAL CORP.

By: /s/ Jonathan H. Cohen

Jonathan H. Cohen

Chief Executive Officer

Date: August 17, 2015